RELATED PARTY TRANSACTIONS - Others (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 01, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	May 05, 2025	Dec. 31, 2024	Oct. 31, 2024
Related Party
RELATED PARTY TRANSACTIONS
Aggregate amount of loan		$ 18,889,000
Cartesian Growth Corporation III
RELATED PARTY TRANSACTIONS
Promissory note - related party						$ 41,626
Cartesian Growth Corporation III | Sponsor | Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Monthly administrative fees	$ 10,000	30,000	$ 0	$ 80,000
Monthly administrative fees paid				50,000
Accrued liabilities		60,000		30,000		0
Cartesian Growth Corporation III | Sponsor | Promissory Notes | Maximum | Loans by Sponsor
RELATED PARTY TRANSACTIONS
Aggregate amount of loan		250,000		250,000
Promissory note - related party					$ 250,000
Cartesian Growth Corporation III | Sponsor | Working Capital Loans | Maximum | Loans by Sponsor | Post Business Combination Entity
RELATED PARTY TRANSACTIONS
Working capital loan convertible to Warrants		$ 1,500,000		$ 1,500,000
Debt conversion, price per warrant (in dollar per share)		$ 1		$ 1
Outstanding amount of working capital loan		$ 0		$ 0		$ 0	$ 0